UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT DEPOSITOR III, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001935056

COLT 2026-9R Mortgage Loan Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Donna Yi (212) 849-9658
Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G is supplemented by (i) Exhibits 99.1 through 99.35 of the Form ABS-15G filed by COLT Depositor III, LLC on September 18, 2023 (Accession Number: 0001387131-23-011301) (the “Prior Filing #1”) and (ii) Exhibits 99.1 through 99.30 of the Form ABS-15G filed by Imperial Fund II, LLC on October 20, 2023 (Accession Number: 0001387131-23-012493) (the “Prior Filing #2”; together with the Prior Filing #1, the “Prior Filings”).

Certain of the mortgage loans that were included in the Prior Filings will be included in the COLT 2026-9R securitization transaction and the information provided in the Prior Filings solely with respect to those mortgage loans should be read in conjunction with this Form ABS-15G.

Exhibit 99.1 provides a link to the Prior Filing #1 and Exhibit 99.2 provides a link to the Prior Filing #2.

Exhibit 99.3 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #1’s loan identifiers with the COLT 2026-9R securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #1 and that will be included in the COLT 2026-9R securitization transaction.

Exhibit 99.4 provides a list of mortgage loans and their loan identifiers mapping the Prior Filing #2’s loan identifiers with the COLT 2026-9R securitization transaction’s loan identifiers for the certain mortgage loans that were included in the Prior Filing #2 and that will be included in the COLT 2026-9R securitization transaction.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT DEPOSITOR III, LLC

By:	/s/ Donna Yi
Name:	Donna Yi
Title:	Vice President

Date:  October 1, 2026

EXHIBIT INDEX

99.1 Link to Prior Filing #1

99.2 Link to Prior Filing #2

99.3 Mortgage Loan List and Loan Identifiers for Prior Filing #1

99.4 Mortgage Loan List and Loan Identifiers for Prior Filing #2